UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2010

Date of Reporting Period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—97.8%
	Alabama—1.1%
$10,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth.
	Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$7,797,100
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/A	1,086,207
2,650	Tuscaloosa Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BBB-	2,096,415

			10,979,722

	Alaska—0.7%
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	3,810,692
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	3,557,029

			7,367,721

	Arizona—9.3%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/A+	3,236,205
2,860	5.50%, 1/1/38, Ser. D	NR/A+	2,820,303
29,700	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (k),	Aa2/AA	28,978,884
41,100	5.00%, 1/1/37	Aa1/AA	41,698,005
10,000	5.00%, 1/1/39	Aa1/AA	10,155,800
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	8,740,935

			95,630,132

	Arkansas—0.2%
13,000	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project,
	zero coupon, 7/1/46 (AMBAC)	Aa3/NR	1,807,780

	California—5.5%
6,000	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,706,340
2,500	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	2,522,400
1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A	Aa2/AAA	1,341,358
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (FSA)	Aa3/AAA	1,977,900
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. A (FSA)	Aa3/AAA	1,999,860
2,000	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	2,024,740
10,500	State, GO, 6.00%, 4/1/38	Baa1/A	11,126,850
4,700	Statewide Communities Dev. Auth. Rev.,
	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(d)	NR/NR	3,966,847
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	Aa2/AA	6,042,575
19,500	6.75%, 2/1/38	Aa2/AA	21,279,765

			56,988,635

	Colorado—4.1%
11,250	Denver City & Cnty. Rev., 5.00%, 11/15/25, Ser. B (FSA)	Aa3/AAA	11,319,075
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	NR/NR	695,540
9,500	Catholic Health Initiatives, 5.50%, 3/1/32	NR/AA	9,895,390
500	Evangelical Lutheran, 6.125%, 6/1/38	A3/A-	496,265
18,305	Exempla, Inc., 5.625%, 1/1/33	A1/A-	17,099,433
2,000	Housing & Finance Auth. Rev.,
	Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(d)	NR/BB	1,320,840
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,450,520

			42,277,063

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Florida—5.3%
$1,000	Brevard Cnty. Health Facs. Auth. Rev.,
	Health First, Inc. Project, 7.00%, 4/1/39	A3/A-	$1,037,330
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O (e)	A1/A+	603,450
8,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (k)	Aa3/AA	8,728,055
1,000	Clearwater Water Rev., 5.25%, 12/1/39, Ser. A	A2/AA-	1,010,180
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23, Ser. E	Baa1/BBB	2,371,823
7,135	Jacksonville Health Facs. Auth. Rev.,
	Ascension Health, 5.25%, 11/15/32, Ser. A	Aa1/AA	7,171,745
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,569,290
3,490	Miami-Dade Cnty. Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,497,853
500	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	364,815
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (k)	Aa1/AAA	8,033,589
6,205	State Governmental Utility Auth. Rev.,
	Barefoot Bay Utilities System, 5.00%, 10/1/29 (AMBAC)	NR/NR	6,104,355
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/A	2,857,000
10,000	Tallahassee Rev., 5.00%, 10/1/37 (k)	Aa2/AA	10,059,000
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC-NPFGC)	NR/A+	557,595

			54,966,080

	Georgia—0.2%
2,775	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,980,157

	Illinois—12.9%
2,935	Central Lake Cnty. JT Action Water Agcy. Rev.,
	5.125%, 5/1/28, Ser. A (AMBAC)	Aa3/NR	3,028,450
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A	Aa2/AAA	1,260,937
	Chicago, GO,
10,000	5.00%, 1/1/34, Ser. C (k)	Aa3/AA-	10,080,900
1,635	5.125%, 1/1/29, Ser. A (FGIC-NPFGC)	Aa3/NR	1,637,551
4,065	5.50%, 1/1/40, Ser. C (FGIC-NPFGC)	Aa3/AA-	4,092,032
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	2,627,559
6,700	6.75%, 12/1/32	NR/NR	5,245,564
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/A	5,067,850
6,440	Cook Cnty., GO, 5.00%, 11/15/28, Ser. A (FGIC-NPFGC)	Aa3/AA	6,465,567
	Finance Auth. Rev., Ser. A,
2,500	Christian Homes, Inc., 5.75%, 5/15/31	NR/NR	1,774,275
250	Leafs Hockey Club Project, 6.00%, 3/1/37 (b)	NR/NR	75,128
700	OSF Healthcare Systems, 7.125%, 11/15/37	A2/A	736,680
1,500	Sedgebrook, Inc., 6.00%, 11/15/42	NR/NR	760,485
20,100	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	18,091,005
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30,
	(converts to 5.50% on 6/15/10) (AMBAC)	NR/A	65,850,338
	Village of Hillside, Mannheim Redev. Project, Tax Allocation,
4,500	6.55%, 1/1/20	NR/NR	3,837,780
2,900	7.00%, 1/1/28	NR/NR	2,302,919

			132,935,020

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Indiana—0.3%
$1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	A3/A	$1,535,910
4,125	Fort Wayne Pollution Control Rev.,
	General Motors Corp. Project, 6.20%, 10/15/25 (f)	NR/NR	556,875
990	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.80%, 9/1/47 (a)(d)	NR/NR	732,471

			2,825,256

	Iowa—4.0%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	159,042
1,075	5.50%, 11/15/37	NR/NR	615,008
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	3,554,235
850	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A (b)	NR/NR	342,048
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	36,440,740

			41,111,073

	Kansas—0.0%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	A1/A+	512,755

	Kentucky—0.7%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
	Baptist Healthcare System, Ser. A,
2,000	5.375%, 8/15/24	Aa3/NR	2,144,040
2,500	5.625%, 8/15/27	Aa3/NR	2,635,275
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,377,525

			7,156,840

	Louisiana—4.1%
3,300	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	A3/NR	2,527,701
44,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	39,436,079

			41,963,780

	Maryland—0.5%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	970,210
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	607,727
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	3,930,485

			5,508,422

	Massachusetts—8.4%
7,000	Boston Water Rev., 5.00%, 11/1/28, Ser. D (FGIC-NPFGC)	Aa2/AA+	7,009,450
4,610	Dev. Finance Agcy. Rev., Adventcare Project, 6.75%, 10/15/37, Ser. A	NR/NR	3,527,572
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	2,978,503
	State Turnpike Auth. Rev., Ser. A,
4,295	4.75%, 1/1/34 (AMBAC)	A1/AA	3,962,825
51,830	5.00%, 1/1/37 (NPFGC)	Baa1/A	47,908,542
10,325	5.00%, 1/1/39 (AMBAC)	A1/AA	9,777,775
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)(k)	Aa2/AAA	11,920,824

			87,085,491

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Michigan—2.9%
$4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	$2,317,223
800	Public Educational Facs. Auth. Rev., 6.50%, 9/1/37 (a)(d)	NR/BBB-	630,064
3,000	Royal Oak Hospital Finance Auth. Rev.,
	William Beaumont Hospital, 8.25%, 9/1/39	A1/A	3,454,920
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	5,040,800
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	11,742,030
1,925	6.00%, 4/1/22	A2/A	1,835,295
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	4,554,120

			29,574,452

	Minnesota—0.5%
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,040,130
280	Minneapolis, Grant Park Project, Tax Allocation, 5.35%, 2/1/30	NR/NR	187,760
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,234,971
1,530	6.125%, 10/1/39	NR/NR	1,291,106
500	Oronoco Multifamily Housing Rev.,
	Wedum Shorewood Campus Project, 5.40%, 6/1/41	NR/NR	338,850

			5,092,817

	Mississippi—0.4%
3,605	Business Finance Corp. Pollution Control Rev.,
	System Energy Res., Inc. Project, 5.875%, 4/1/22	Ba1/BBB	3,404,309
740	Dev. Bank Special Obligation Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24, Ser. A2 (AMBAC)	NR/NR	730,802

			4,135,111

	Missouri—0.1%
690	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25 (Pre-refunded @ $100, 10/1/12) (c)	NR/NR	765,886

	Nevada—0.3%
1,450	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC-NPFGC)	Aa1/AA+	1,460,237
1,620	State, GO, 5.00%, 5/15/28, Ser. A (FGIC-NPFGC)	Aa1/AAA	1,583,323

			3,043,560

	New Hampshire—0.0%
360	Health & Education Facs. Auth. Rev.,
	Catholic Medical Center, 6.125%, 7/1/32, Ser. A	Baa1/BBB+	328,500

	New Jersey—3.0%
950	Burlington Cnty. Bridge Commission Rev.,
	The Evergreens Project, 5.625%, 1/1/38	NR/NR	653,714
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	414,991
	Kapkowski Road Landfill Project, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	3,399,040
11,405	5.75%, 4/1/31	Baa3/NR	8,854,386
1,500	Health Care Facs. Financing Auth. Rev.,
	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,258,695
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,444,456
3,300	State Educational Facs. Auth. Rev.,
	Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	3,316,995
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,065,380
13,150	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	9,071,264

			30,478,921

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	New Mexico—0.5%
	Farmington Pollution Control Rev.,
$2,000	5.80%, 4/1/22, Ser. A	Baa3/BB+	$1,900,580
3,000	5.80%, 4/1/22, Ser. C	Baa3/BB+	2,850,870

			4,751,450

	New York—2.1%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev.,
	Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	815,952
	Liberty Dev. Corp. Rev.,
10,000	5.25%, 10/1/35 (k)	A1/A	9,777,300
1,505	5.25%, 10/1/35	A1/A	1,471,483
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	858,869
	New York City Municipal Water Finance Auth. Rev.,
2,830	5.00%, 6/15/37, Ser. D (k)	Aa2/AAA	2,858,074
	Second Gen. Resolution,
4,000	4.75%, 6/15/35, Ser. DD (k)	Aa3/AA+	3,964,480
2,000	5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	2,027,680

			21,773,838

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	381,090
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	651,230

			1,032,320

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	3,297,448

	Ohio—1.2%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	7,155,900
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/AA-	1,024,800
1,000	State Higher Educational Fac. Commission Rev.,
	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	1,027,440
3,000	State Rev., Cleveland Clinic, 5.50%, 1/1/39, Ser. B	Aa2/AA-	3,036,870

			12,245,010

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev.,
	Legacy Health Systems, 5.50%, 7/15/35, Ser. A	A2/A+	1,019,580
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa3/AA-	1,195,633

			2,215,213

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Pennsylvania—4.0%
	Cumberland Cnty. Auth. Retirement Community Rev.,
	Messiah Village Project, Ser. A,
$750	5.625%, 7/1/28	NR/BBB-	$595,905
670	6.00%, 7/1/35	NR/BBB-	535,484
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	2,689,050
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	4,471,900
3,750	5.125%, 6/1/32	NR/A	3,227,550
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,599,188
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	502,160
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (FSA)	Aa3/AAA	17,248,200
500	Pittsburgh & Allegheny Cntys. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	NR/NR	485,465

			41,354,902

	Rhode Island—6.2%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	63,830,454

	South Carolina—1.4%
	Jobs-Economic Dev. Auth. Rev., Ser. B,
500	Anmed Health, 5.50%, 2/1/38	NR/AAA	509,535
13,850	Bon Secours, 5.625%, 11/15/30	A3/A-	12,946,980
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,049,560

			14,506,075

	Tennessee—0.4%
	State Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa1/A	2,823,660
700	5.25%, 9/1/21, Ser. A	Ba3/BBB	682,381
700	5.25%, 9/1/22, Ser. A	Ba3/BBB	678,846
500	Sullivan Cnty. Health Educational & Housing Facs. Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	355,110

			4,539,997

	Texas—13.5%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	137,123
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A-	5,496,660
2,500	Dallas Water Rev., 5.25%, 8/15/38	Aa2/AAA	2,548,450
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,811,388
12,700	5.50%, 10/1/39	Aa2/AA	12,915,646
700	HFDC of Central Texas, Inc. Rev.,
	Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	NR/NR	489,153
5,500	Houston Rev., 5.00%, 7/1/25, Ser. C (FGIC-NPFGC)	A2/A	5,500,330
770	Keller Independent School Dist., GO, 4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	770,023
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,328,563
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	405,864
15,300	6.25%, 12/15/26, Ser. D	A2/A	15,459,732
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC-NPFGC)	A2/A	6,249,625
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A3/A+	10,229,239
10,300	5.50%, 12/15/38	A3/A+	10,351,088
	North Texas Tollway Auth. Rev.,
5,000	5.625%, 1/1/33, Ser. B	A2/A-	5,007,800
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,207,776
1,250	6.25%, 1/1/39, Ser. A	A2/A-	1,309,212
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28, Ser. C	Caa3/CCC	992,700
10,000	San Antonio Electric & Gas Sys Rev., 5.00%, 2/1/32 (k)	Aa1/AA	10,297,100
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	737,030
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	7,625,345
3,250	State Water Financial Assistance, GO, 5.00%, 8/1/36	Aa1/AA+	3,286,660
	State, Mobility Fund, GO (k),
10,025	4.75%, 4/1/35, Ser. A	Aa1/AA+	9,936,680
17,500	4.75%, 4/1/36	Aa1/AA+	17,518,900
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,127,470

			138,739,557

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Virginia—0.2%
$1,000	Fairfax Cnty. Industrial Dev. Auth. Rev.,
	Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	$1,036,420
2,050	James City Cnty. Economic Dev. Auth. Rev.,
	United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	1,092,261

			2,128,681

	Washington—2.0%
6,350	Central Puget Sound Regional Transportation Auth. Rev.,
	4.75%, 2/1/28 (FGIC-NPFGC)	Aa2/AAA	6,362,383
1,300	Health Care Facs. Auth. Rev.,
	Multicare Health Systems, 6.00%, 8/15/39, Ser. B	Aa2/AAA	1,333,228
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,074,460
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	11,684,790

			20,454,861

	Wisconsin—1.2%
90	Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health, 5.375%, 10/1/30	NR/AA-	90,438
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,040,880
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	10,999,500

			12,130,818

	Total Municipal Bonds & Notes (cost—$1,042,601,762)		1,007,515,798

VARIABLE RATE NOTES (h)—0.8%
	Florida—0.3%
2,830	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.00%, 11/15/31, Ser. C	A1/A+	2,594,686

	Illinois—0.5%
5,000	State, GO, 7.98%, 4/1/27, Ser. 783 (FSA)(a)(d)(g)	Aa3/NR	5,327,200

	Total Variable Rate Notes (cost—$7,822,466)		7,921,886

SHORT-TERM INVESTMENTS—1.4%
Corporate Notes (j)—1.3%
900	American General Finance Corp., 3.875%, 10/1/09	Baa3/BB+	891,463
7,800	Goldman Sachs Group, Inc., 0.52%, 11/16/09, FRN	A1/A	7,805,881
	International Lease Finance Corp., FRN,
1,400	0.627%, 5/24/10	Baa3/BBB+	1,301,079
1,200	0.909%, 1/15/10	Baa3/BBB+	1,161,695
2,000	National City Bank, 0.763%, 9/9/09, FRN	A1/A+	2,000,060

	Total Corporate Notes (cost—$12,926,157)		13,160,178

Variable Rate Demand Notes (h)(i)—0.1%
	California—0.1%
1,300	Health Facs. Financing Auth. Rev.,
	Adventist Health Systems, 0.10%, 9/1/09, Ser. B (cost—$1,300,000)	NR/A-1+	1,300,000

	Total Short-Term Investments (cost—$14,226,157)		14,460,178

	Total Investments (cost—$1,064,650,385)—100.0%		$1,029,897,862

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,977,422, representing 1.16% of total investments.
(b)	Illiquid security.
(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be settled/delivered after August 31, 2009.
(f)	In default.
(g)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2009.

(h)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2009.

(i)	Maturity date shown is date of next put.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.
(k)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
PSF—Public School Fund

Other Investments:

(A) The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2009 was $16,714,109 at a weighted average interest rate of 0.80%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at August 31, 2009 was $13,160,178. Open reverse repurchase agreements at August 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	8/4/09	9/4/09	$8,826,146	$8,821,000

	0.75%	8/6/09	9/4/09	736,399	736,000

	1.50%	8/31/09	9/1/09	1,242,552	1,242,500

Credit Suisse First Boston	0.75%	8/17/09	9/17/09	2,118,662	2,118,000

					$12,917,500

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of August 31, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type.

		Level 2 -	Level 3 -

		Other Significant	Significant

	Level 1 -	Observable	Unobservable	Value at

	Quoted Prices	Inputs	Inputs	8/31/2009

Investments in Securities - Assets
Municipal Bonds & Notes	—	$1,007,515,798	—	$1,007,515,798
Variable Rate Notes	—	7,921,886	—	7,921,886

Short-Term Investments	—	14,460,178	—	14,460,178

Total Investments in Securities	—	$1,029,897,862	—	$1,029,897,862

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: October 16, 2009